Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2025	Jul. 24, 2025	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 106,165,000		$ 111,322,000	$ 186,396,000
Accounts receivable, net	251,017,000		159,970,000	81,253,000
Inventory, net	160,480,000		117,577,000	83,116,000
Prepaid and other current assets	59,918,000		56,278,000	36,536,000
Total Current Assets	577,580,000		445,147,000	387,301,000
Property and equipment, net	157,561,000		108,170,000	30,243,000
Operating lease right of use assets	113,450,000		117,769,000	18,344,000
Goodwill	516,629,000		516,629,000	516,629,000
Other intangible assets, net	311,997,000		337,271,000	395,947,000
Other assets	19,914,000		11,700,000	3,546,000
Total Assets	1,697,131,000		1,536,686,000	1,352,010,000
Current Liabilities
Accounts payable	72,542,000		61,943,000	26,760,000
Accrued expenses	106,132,000		79,541,000	35,060,000
Payables pursuant to the acquisitions	1,081,000		17,226,000	30,292,000
Deferred revenue	154,901,000		110,895,000	90,148,000
Operating lease liabilities, current portion	7,787,000		6,879,000	2,017,000
Long-term debt, current portion	4,500,000		5,173,000	5,173,000
Total Current Liabilities	346,943,000		281,657,000	189,450,000
Deferred tax liability, net	64,165,000		63,318,000	53,424,000
Operating lease liabilities, less current portion	117,519,000		121,491,000	16,201,000
Long-term debt, less current portion	579,006,000		496,934,000	499,983,000
Total Liabilities	1,107,633,000		963,400,000	759,058,000
Commitments and Contingencie
Member's equity attributable to Forgent Intermediate LLC	385,540,000		374,534,000	517,950,000
Non-controlling interests	203,958,000		198,752,000	75,002,000
Total Member's Equity	589,498,000		573,286,000	592,952,000
Total Liabilities and Member's Equity	1,697,131,000		1,536,686,000	1,352,010,000
Forgent Power Solutions, Inc.
Current Assets
Cash	0	$ 0
Total Assets	0	0
Current Liabilities
Member's equity attributable to Forgent Intermediate LLC			$ 374,534,000	$ 517,950,000
Common stock, $0.001 par value, 100 shares authorized, issued and outstanding	0	0
Total Stockholder's Equity	$ 0	$ 0